Leases (Tables)	12 Months Ended
Dec. 28, 2019
Leases [Abstract]
Components of Lease Costs and Supplemental Information
The components of our lease costs were (in millions):

December 28, 2019
Operating lease costs	$191
Finance lease costs:
Amortization of right-of-use assets	27
Interest on lease liabilities	6
Short-term lease costs	13
Variable lease costs	1,270
Sublease income	(14)
Total lease costs	$1,493
Supplemental balance sheet information related to our leases was (in millions, except lease term and discount rate):

	December 28, 2019
	Operating Leases	Finance Leases
Right-of-use assets	$542	$185
Lease liabilities (current)	147	28
Lease liabilities (non-current)	454	158

Weighted average remaining lease term	6 years	9 years
Weighted average discount rate	4.0%	3.4%
Cash flows arising from lease transactions were (in millions):

December 28, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(196)
Operating cash inflows/(outflows) from finance leases	(6)
Financing cash inflows/(outflows) from finance leases	(28)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	42
Finance leases	12

Schedule of Future Minimum Lease Payments for Operating Leases
Future minimum lease payments for leases in effect at December 28, 2019 were (in millions):

	Operating Leases	Finance Leases
2020	$168	$33
2021	131	74
2022	96	22
2023	69	10
2024	53	7
Thereafter	167	80
Total future undiscounted lease payments	684	226
Less imputed interest	(83)	(40)
Total lease liability	$601	$186

Schedule of Future Minimum Lease Payments for Finance Leases
Future minimum lease payments for leases in effect at December 28, 2019 were (in millions):

	Operating Leases	Finance Leases
2020	$168	$33
2021	131	74
2022	96	22
2023	69	10
2024	53	7
Thereafter	167	80
Total future undiscounted lease payments	684	226
Less imputed interest	(83)	(40)
Total lease liability	$601	$186

Schedule of Future Minimum Rental Payments for Operating Leases
Minimum rental commitments under non-cancelable operating leases in effect at December 29, 2018 under the previous lease standard, ASC 840, were (in millions):

2019	$185
2020	137
2021	105
2022	70
2023	49
Thereafter	148
Total	$694